OTHER INVESTMENTS - Fair value of investments (Details) - At Fair Value [Member] - Rand Refinery Proprietary Limited ("Rand Refinery") [member] - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of assets [line items]
Beginning balance	R 119.3	R 178.4
Fair value adjustment on equity investments at fair value through other comprehensive income	16.8	(59.1)
Ending balance	R 136.1	R 119.3